Eaton Vance
South Carolina Municipal Income Fund
November 30, 2022
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 98.9%
Security	Principal Amount (000's omitted)	Value
Education — 11.0%
Center for Arts and Health Sciences Public Facilities Corp., SC, (Greenville Technical College), 5.00%, 10/1/29	$350	$ 394,093
Clemson University, SC, 5.00%, 5/1/26	2,000	2,141,840
Florence-Darlington Commission for Technical Education, SC, 5.00%, 3/1/28	600	608,652
South Carolina Jobs-Economic Development Authority, (Furman University):
5.00%, 10/1/32	2,000	2,086,700
5.00%, 10/1/45	2,000	2,070,280
South Carolina Jobs-Economic Development Authority, (Wofford College):
5.00%, 4/1/32	590	638,828
5.00%, 4/1/44	1,000	1,031,660
University of South Carolina, 5.00%, 5/1/46	3,985	4,303,242
University of South Carolina, (Moore School of Business):
5.00%, 5/1/25	400	421,456
5.00%, 5/1/27	740	808,184
University of South Carolina, Athletic Facilities, 5.00%, 5/1/37	1,500	1,598,010
University of South Carolina, Higher Education, 5.00%, 5/1/30	600	603,846
		$ 16,706,791
Electric Utilities — 4.3%
Piedmont Municipal Power Agency, SC:
4.00%, 1/1/28	$1,600	$ 1,643,408
5.00%, 1/1/24	250	255,913
5.00%, 1/1/25	1,000	1,038,980
South Carolina Public Service Authority:
5.00%, 12/1/37	2,000	2,041,140
5.50%, 12/1/40	1,500	1,625,955
		$ 6,605,396
Escrowed/Prerefunded — 4.2%
Columbia, SC, Waterworks and Sewer System Revenue, Prerefunded to 2/1/29, 5.00%, 2/1/49	$1,000	$ 1,127,910
Georgetown County, SC:
Prerefunded to 3/1/23, 5.00%, 3/1/31	2,510	2,525,788
Prerefunded to 3/1/23, 5.00%, 3/1/33	2,750	2,767,297
		$ 6,420,995
Security	Principal Amount (000's omitted)	Value
General Obligations — 23.3%
Aiken County Consolidated School District, SC, 4.00%, 4/1/37	$700	$ 714,392
Anderson County School District No. 5, SC, 5.00%, 3/1/30	2,000	2,143,040
Berkeley County School District, SC, 5.00%, 6/1/23	4,000	4,047,400
Charleston County, SC:
4.00%, 11/1/26	1,500	1,558,470
4.00%, 11/1/31	1,500	1,611,210
Colleton County School District, SC, 5.00%, 3/1/25	1,060	1,115,258
Georgetown County School District, SC, 4.00%, 3/1/33	2,115	2,200,996
Hilton Head Island, SC, 4.00%, 3/1/25	565	582,080
Horry County School District, SC:
5.00%, 3/1/24	1,500	1,544,445
5.00%, 3/1/25	1,500	1,576,185
Horry County, SC, 5.00%, 3/1/34	3,235	3,750,432
Lancaster County School District, SC, 4.00%, 3/1/30	1,500	1,566,405
Laurens County, SC, 5.00%, 7/1/29	715	807,264
Lexington County School District No. 1, SC, 5.00%, 2/1/26	1,060	1,136,129
Oconee County School District, SC, 5.00%, 3/1/25	1,000	1,052,130
Puerto Rico, 5.625%, 7/1/29	1,250	1,281,312
Richland County School District No. 2, SC, 4.00%, 3/1/32	2,000	2,119,440
Richland-Lexington Airport District, SC:
(AMT), 4.00%, 3/1/24	685	687,021
(AMT), Prerefunded to 3/1/23, 3.00%, 3/1/27	580	580,516
South Carolina, (Air Carrier Hub Terminal A), 1.00%, 4/1/25	4,275	4,116,868
Spartanburg County School District No. 7, SC, 5.00%, 3/1/40	1,000	1,082,860
		$ 35,273,853
Hospital — 11.7%
Florence County, SC, (McLeod Regional Medical Center), 5.00%, 11/1/30	$1,500	$ 1,555,905
Greenville Health System, SC, 5.00%, 5/1/31	1,500	1,523,670
Lexington County Health Services District, Inc., SC, (Lexington Medical Center):
4.00%, 11/1/31	1,125	1,147,500
5.00%, 11/1/29	600	642,510
South Carolina Jobs-Economic Development Authority, (AnMed Health), 5.00%, 2/1/36	2,500	2,565,550
South Carolina Jobs-Economic Development Authority, (Bon Secours Mercy Health, Inc.):
4.00%, 12/1/44	1,000	929,190
5.00%, 10/1/37	1,000	1,089,680
5.00%, 12/1/46	1,000	1,047,200

Eaton Vance
South Carolina Municipal Income Fund
November 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
South Carolina Jobs-Economic Development Authority, (McLeod Health), 5.00%, 11/1/48	$1,500	$ 1,551,930
South Carolina Jobs-Economic Development Authority, (Prisma Health Obligated Group), 5.00%, 5/1/36	1,500	1,564,230
Spartanburg Regional Health Services District, Inc., SC:
4.00%, 4/15/37	1,000	991,040
5.00%, 4/15/28	1,000	1,075,440
5.00%, 4/15/48	2,000	2,039,840
		$ 17,723,685
Housing — 2.9%
South Carolina Housing Finance and Development Authority:
2.60%, 9/1/23	$2,500	$ 2,495,825
4.20%, 7/1/42	1,500	1,447,620
5.00%, 7/1/27	400	436,700
		$ 4,380,145
Industrial Development Revenue — 1.1%
Richland County, SC, (International Paper Co.), (AMT), 3.875%, 4/1/23	$1,670	$ 1,670,267
		$ 1,670,267
Insured - Electric Utilities — 3.5%
Piedmont Municipal Power Agency, SC, (NPFG), 0.00%, 1/1/23	$1,090	$ 1,087,406
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	1,075	1,080,547
(NPFG), 5.25%, 7/1/32	1,350	1,348,623
(NPFG), 5.25%, 7/1/34	1,820	1,808,989
		$ 5,325,565
Insured - Lease Revenue/Certificates of Participation — 1.5%
Sumter Two School Facilities, Inc., SC, (Sumter School District):
(BAM), 5.00%, 12/1/23	$1,000	$ 1,022,400
(BAM), 5.00%, 12/1/24	1,280	1,331,827
		$ 2,354,227
Insured - Special Tax Revenue — 2.5%
Simpsonville, SC, Accommodations and Hospitality Tax Revenue:
(AGM), 3.00%, 1/1/23	$200	$ 200,060
(AGM), 4.00%, 1/1/25	130	132,863
(AGM), 4.00%, 1/1/35	1,085	1,093,137
(AGM), 5.00%, 1/1/27	500	540,025
Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue (continued)
Simpsonville, SC, Accommodations and Hospitality Tax Revenue: (continued)
(AGM), 5.00%, 1/1/28	$365	$ 399,814
(AGM), 5.00%, 1/1/29	310	344,593
(AGM), 5.00%, 1/1/30	500	563,950
(AGM), 5.00%, 1/1/31	450	514,314
		$ 3,788,756
Insured - Transportation — 0.4%
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	$570	$ 564,237
		$ 564,237
Insured - Utilities — 2.6%
Greer, SC, Combined Utility System:
(AMBAC), 5.50%, 9/1/27	$1,000	$ 1,088,670
(AMBAC), 5.50%, 9/1/32	2,000	2,283,600
Newberry, SC, (Combined Public Utility System), (AGM), 5.00%, 4/1/30	500	522,385
		$ 3,894,655
Insured - Water and Sewer — 0.7%
Starr-Iva Water and Sewer District, SC:
(AGM), 3.00%, 6/1/32	$180	$ 172,121
(AGM), 4.00%, 6/1/27	145	152,568
(AGM), 4.00%, 6/1/28	150	158,954
(AGM), 4.00%, 6/1/29	160	169,526
(AGM), 4.00%, 6/1/30	170	180,557
(AGM), 4.00%, 6/1/31	170	180,650
		$ 1,014,376
Lease Revenue/Certificates of Participation — 8.2%
Allendale County School District, SC, (Refunding & Improvement):
5.00%, 12/1/22	$1,155	$ 1,155,000
5.00%, 12/1/24	500	517,390
Charleston Educational Excellence Financing Corp., SC, (Charleston County School District):
Prerefunded to 12/1/23, 5.00%, 12/1/30	2,000	2,047,200
Prerefunded to 12/1/23, 5.00%, 12/1/30(1)	3,875	3,966,450
Dorchester County School District No. 2, SC, (Growth Installment Purchase), 5.00%, 12/1/27	1,000	1,022,950
Securing Assets for Education, SC, (Berkeley County School District), 5.00%, 12/1/27	1,000	1,022,950
Simpsonville Municipal Facilities Corp., SC:
3.00%, 4/1/23	185	185,263

Eaton Vance
South Carolina Municipal Income Fund
November 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
Simpsonville Municipal Facilities Corp., SC: (continued)
3.00%, 4/1/24	$400	$ 401,492
4.00%, 4/1/28	460	486,735
4.00%, 4/1/30	250	264,897
4.00%, 4/1/35	610	632,808
4.00%, 4/1/38	685	699,077
		$ 12,402,212
Other Revenue — 1.3%
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, (Liq: Royal Bank of Canada), 4.00% to 2/1/24 (Put Date), 10/1/48	$2,000	$ 2,007,460
		$ 2,007,460
Senior Living/Life Care — 1.9%
South Carolina Jobs-Economic Development Authority, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/47	$1,000	$ 970,830
South Carolina Jobs-Economic Development Authority, (Bishop Gadsden Episcopal Retirement Community), 4.00%, 4/1/49	620	452,315
South Carolina Jobs-Economic Development Authority, (Kiawah Life Plan Village, Inc.), 8.75%, 7/1/25(2)	510	526,463
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/29	640	628,051
South Carolina Jobs-Economic Development Authority, (Woodlands at Furman), 5.00%, 11/15/42	285	262,032
		$ 2,839,691
Special Tax Revenue — 2.8%
American Samoa Economic Development Authority, 5.00%, 9/1/38(2)	$300	$ 300,813
Greenville County, SC, Special Source Revenue:
4.00%, 4/1/35	375	389,021
5.00%, 4/1/29	225	252,376
5.00%, 4/1/30	325	368,735
Hilton Head Island, SC, (Beach Preservation Fee Pledge), 5.00%, 8/1/25	400	423,848
Myrtle Beach, SC, (Hospitality Fee), 5.00%, 6/1/26	1,000	1,032,950
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	1,500	1,423,215
		$ 4,190,958
Transportation — 5.8%
Horry County, SC, Airport Revenue, 4.00%, 7/1/40	$2,070	$ 2,003,739
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
South Carolina Ports Authority:
(AMT), 5.00%, 7/1/34	$1,355	$ 1,435,175
(AMT), 5.00%, 7/1/43	1,450	1,488,759
South Carolina Transportation Infrastructure Bank:
4.00%, 10/1/28	2,000	2,061,200
4.00%, 10/1/33	1,675	1,751,933
		$ 8,740,806
Water and Sewer — 9.2%
Charleston, SC, Waterworks and Sewer System Revenue:
5.00%, 1/1/29	$1,550	$ 1,691,252
5.00%, 1/1/37	1,000	1,121,100
5.00%, 1/1/38	1,500	1,676,835
Columbia, SC, Waterworks and Sewer System Revenue, 4.00%, 2/1/34	2,000	2,090,700
Lexington, SC, Waterworks and Sewer System Revenue:
4.00%, 4/1/30	670	704,994
4.00%, 4/1/31	250	261,863
4.00%, 4/1/32	250	261,240
4.00%, 4/1/45	1,000	972,620
Mount Pleasant, SC, Waterworks and Sewer System Revenue, 5.00%, 6/1/37	1,000	1,071,250
Richland County, SC, Utility System Revenue:
4.00%, 3/1/36	900	922,734
4.00%, 3/1/38	630	636,678
4.00%, 3/1/39	330	331,584
South Island Public Service District, SC, Waterworks and Sewer System Revenue, 5.00%, 4/1/47	1,000	1,081,360
Startex-Jackson-Wellford-Duncan Water District, SC:
4.00%, 4/1/33	475	494,988
4.00%, 4/1/35	250	257,340
5.00%, 4/1/31	265	296,699
		$ 13,873,237
Total Tax-Exempt Municipal Obligations (identified cost $154,982,536)		$149,777,312

Taxable Municipal Obligations — 1.8%
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 0.2%
Florence Public Facilities Corp., SC, 3.086%, 11/1/40	$500	$ 371,305
		$ 371,305

Eaton Vance
South Carolina Municipal Income Fund
November 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Other Revenue — 1.2%
Greenville County, SC, Hospitality Tax Revenue, 1.56%, 4/1/27	$2,000	$ 1,751,420
		$ 1,751,420
Student Loan — 0.4%
South Carolina Student Loan Corp., 3.593%, 12/1/39	$735	$ 573,035
		$ 573,035
Total Taxable Municipal Obligations (identified cost $3,235,000)		$ 2,695,760
Total Investments — 100.7% (identified cost $158,217,536)		$152,473,072
Other Assets, Less Liabilities — (0.7)%		$ (1,120,891)
Net Assets — 100.0%		$151,352,181
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2022, the aggregate value of these securities is $827,276 or 0.5% of the Fund's net assets.
The Fund invests primarily in debt securities issued by South Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At November 30, 2022, 11.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 3.5% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
Liq	– Liquidity Provider
NPFG	– National Public Finance Guarantee Corp.

The Fund did not have any open derivative instruments at November 30, 2022.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
South Carolina Municipal Income Fund
November 30, 2022
Portfolio of Investments (Unaudited) — continued

At November 30, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$149,777,312	$ —	$149,777,312
Taxable Municipal Obligations	—	2,695,760	—	2,695,760
Total Investments	$ —	$152,473,072	$ —	$152,473,072
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.